NOTES PAYABLE - BANKS (Details) € in Thousands, $ in Thousands		1 Months Ended		6 Months Ended
	Jan. 02, 2016 EUR (€)	Oct. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 EUR (€)	Apr. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2013 USD ($)
Line of Credit [Member]
Debt Instrument [Line Items]
Credit facility, expiration date		Oct. 31, 2021
Line of Credit [Member] | United States of America, Dollars
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount		$ 10,000
Line of Credit [Member] | United States [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount								$ 8,500
Debt instrument, interest rate basis points above reference rate				4.25%
Line of Credit [Member] | United States [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate basis points above reference rate				1.375%
Unused line fee				0.75%
Line of Credit [Member] | United States [Member] | Standby Letters of Credit [Member]
Debt Instrument [Line Items]
Pledged assets used to secure credit facility						$ 500	$ 700	$ 1,000
Percentage of collateral								95.00%
Line of Credit [Member] | United States [Member] | Accounts Receivable [Member]
Debt Instrument [Line Items]
Percentage of collateral			85.00%	85.00%	85.00%
Line of Credit [Member] | United States [Member] | Unbilled Accounts Receivable [Member]
Debt Instrument [Line Items]
Percentage of collateral			75.00%	75.00%	75.00%
Line Of Credit Two [Member] | United States [Member]
Debt Instrument [Line Items]
Debt instrument, effective interest rate			6.34%	6.34%	6.34%
Line of Credit Nine [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount			$ 13,973	$ 13,973
Line of Credit Nine [Member] | Europe [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount			$ 11,644	$ 11,644
Debt instrument, interest rate basis points above reference rate	3.25%		3.50%	3.35%
Credit facility, amount outstanding			$ 8,714	$ 8,714
Unused line fee			0.75%
Line of Credit Nine [Member] | Europe [Member] | Euro Member Countries, Euro [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount | €	€ 10,000				€ 12,000
Line of Credit Ten [Member] | Europe [Member] | Euro Member Countries, Euro [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding | €					7,484
Guarantees facility [Member] | Europe [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount			$ 2,911	2,911
Outstanding guarantees			$ 2,415	$ 2,415
Guarantees facility [Member] | Europe [Member] | Euro Member Countries, Euro [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount | €					2,500
Outstanding guarantees | €					€ 2,074